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                    SEI INSTITUTIONAL INTERNATIONAL TRUST

                       Emerging Markets Equity Fund

                 Supplement Dated October 21, 2003 to the
               Class A Shares Prospectus Dated January 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES IN SUB-ADVISERS FOR EMERGING MARKETS EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Emerging Markets Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Lloyd George Investment Management (Bermuda) Limited under the sub-section entitled "Emerging Markets Equity Fund" is hereby deleted and replaced with the following paragraph:

CITIGROUP ASSET MANAGEMENT LIMITED.: Citigroup Asset Management Limited (Citigroup), located at Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB, England, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Aquico Wen, CFA, CPA, Roger Garret, Chris Lively, Erda Gercek, and Olivier Lamaigre manage the portion of the Emerging Markets Equity Fund's assets allocated to Citigroup. Mr. Wen has been with Citigroup since 1998 and has 9 years of industry experience. Mr. Garret has been with Citigroup since 1991 and has 13 years of experience. Prior to joining Citigroup in 2000, Mr. Lively was an Analyst and Portfolio Manager for Pioneer Group, Inc. He has 9 years of experience. Ms. Gercek has been with Citigroup since 1989 and has 12 years of experience. Mr. Lemaigre has been with Citigroup since 1993 and has 10 years of experience in emerging markets.

There are no changes to the other sub-advisers of the Emerging Markets Equity Fund.

            PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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                  SEI INSTITUTIONAL INTERNATIONAL TRUST

                      Emerging Markets Equity Fund

                 Supplement Dated October 21, 2003 to the
             Class Y Shares Prospectus Dated January 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS Y SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES IN SUB-ADVISERS FOR EMERGING MARKETS EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Emerging Markets Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Lloyd George Investment Management (Bermuda) Limited under the sub-section entitled "Emerging Markets Equity Fund" is hereby deleted and replaced with the following paragraph:

CITIGROUP ASSET MANAGEMENT LIMITED: Citigroup Asset Management Limited (Citigroup), located at Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB, England, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Aquico Wen, CFA, CPA, Roger Garret, Chris Lively, Erda Gercek, and Olivier Lamaigre manage the portion of the Emerging Markets Equity Fund's assets allocated to Citigroup. Mr. Wen has been with Citigroup since 1998 and has 9 years of industry experience. Mr. Garret has been with Citigroup since 1991 and has 13 years of experience. Prior to joining Citigroup in 2000, Mr. Lively was an Analyst and Portfolio Manager for Pioneer Group, Inc. He has 9 years of experience. Ms. Gercek has been with Citigroup since 1989 and has 12 years of experience. Mr. Lemaigre has been with Citigroup since 1993 and has 10 years of experience in emerging markets.

There are no changes to the other sub-advisers of the Emerging Markets Equity Fund.

            PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                      SEI INSTITUTIONAL INTERNATIONAL TRUST
                          EMERGING MARKETS EQUITY FUND

                        SUPPLEMENT DATED OCTOBER 21, 2003
   TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGES IN SUB-ADVISERS

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Emerging Markets Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Lloyd George Investment Management (Bermuda) Limited is hereby deleted.

In addition, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraph relating to Citigroup Asset Management Limited is added:

CITIGROUP ASSET MANAGEMENT LIMITED - Citigroup Asset Management Limited ("Citigroup") serves as Sub-Adviser to the Emerging Markets Equity Fund. Citigroup was founded in 1998 and is a wholly-owned indirect subsidiary of Citigroup Inc. Citigroup Inc. is a publicly traded company on the New York Stock Exchange and is approximately 10% employee owned.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE